                              THE GALAXY VIP FUND
                                 ("GALAXY VIP")

                          GALAXY VIP MONEY MARKET FUND
                             GALAXY VIP EQUITY FUND
                       GALAXY VIP GROWTH AND INCOME FUND
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                        GALAXY VIP ASSET ALLOCATION FUND
                       GALAXY VIP HIGH QUALITY BOND FUND
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JULY 16, 2002
                     TO THE PROSPECTUS DATED APRIL 30, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY VIP EQUITY FUND

   Effective July 31, 2002, the first paragraph under the heading "The Fund's main investment strategies" on page 4 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

2.  GALAXY VIP SMALL COMPANY GROWTH FUND

   Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 8 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of small companies that have market capitalizations of $1.5 billion or less.

3.  GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

   Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 10 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs").

4.  GALAXY VIP ASSET ALLOCATION FUND

a. The third paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus is revised to read as follows:

        Debt securities purchased by the Fund generally will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group
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        (S&P) or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. When deemed appropriate by the Adviser, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities, also known as "junk bonds."

b. The following paragraphs are added after the third paragraph under the heading "The Fund's main investment strategies" on page 12 of the Prospectus:

        The Fund may invest up to 25% of its net assets in foreign securities.

        The Fund may invest up to 10% of its net assets in exchange-traded funds, such as iShares-SM-. Exchange-traded funds are shares of investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ-Registered Trademark-National Market System. iShares, which are traded on the American Stock Exchange (AMEX), are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the Morgan Stanley Capital International indices for various countries and regions.

        The Fund may invest up to 10% of its net assets in derivative instruments, such as options, futures and foreign currencies, for the purpose of hedging its portfolio.

c. The following sentence is added at the end of the bullet point entitled "Credit risk" under the heading "The main risks of investing in the Fund" on page 13 of the Prospectus:

        Generally, non-investment grade debt securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade debt securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

d. The following bullet points are added to the section entitled "The main risks of investing in the Fund" on pages 12-13 of the Prospectus:

    - Foreign investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks and bonds may be more volatile and less liquid than U.S. stocks and bonds.

    - Hedging -- The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

    - iShares -- iShares were initially offered to the public in 1996 and have a limited operating history. Information is lacking regarding the actual performance and trading liquidity of iShares over extended periods or over complete market cycles. In addition, there is no assurance that the requirements of AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event that substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.

e. The following information supplements the information in the sidenote entitled "Portfolio managers" on page 13 of the Prospectus:

        Harvey B. Hirschhorn, CFA, has replaced Donald Jones as co-portfolio manager of the Fund. Mr. Hirschhorn has been associated with the Adviser and its affiliates since 1973 and is a Senior Vice President and Head of Active Asset Allocation and Strategy.

                                       2
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5.  GALAXY VIP HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy VIP Quality Plus Bond Fund."

b. Effective July 31, 2002, the first and third sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 15 of the Prospectus are revised to read as follows:

        Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
        Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

6.  GALAXY VIP COLUMBIA HIGH YIELD FUND II

   Effective July 31, 2002, the first two sentences of the first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus are replaced with the following:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e. BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which Columbia has determined to be of comparable quality.

7.  HOW TO REACH GALAXY VIP

   Effective July 22, 2002, the address and telephone number for contacting Galaxy VIP (i) to determine if the Money Market Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange or
(ii) to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                  The Galaxy VIP Fund
                   c/o Liberty Funds Services, Inc.
                   P.O. Box 8081
                   Boston, MA 02266-8081
                   1-800-345-6611

                              THE GALAXY VIP FUND
                                 ("GALAXY VIP")

                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                       GALAXY VIP HIGH QUALITY BOND FUND
                                 (THE "FUNDS")

                         SUPPLEMENT DATED JULY 16, 2002
                     TO THE PROSPECTUS DATED APRIL 30, 2002

    THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

                                 *  *  *  *  *

1.  GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

   Effective July 31, 2002, the first sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

        Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs").

2.  GALAXY VIP HIGH QUALITY BOND FUND

a. Effective July 31, 2002, the name of the Fund is changed to "Galaxy VIP Quality Plus Bond Fund."

b. Effective July 31, 2002, the first and third sentences of the fourth paragraph under the heading "The Fund's main investment strategies" on page 4 of the Prospectus are revised to read as follows:

        Substantially all of the Fund's investments (under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes) will be debt obligations of investment grade quality. ...The
        Fund expects that under normal circumstances at least 50% of its net assets plus any borrowings for investment purposes will be invested in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's or unrated securities determined by the Adviser to be of comparable quality.

3.  HOW TO REACH GALAXY VIP

   Effective July 22, 2002, the address and telephone number for contacting Galaxy VIP to request copies of the Funds' annual and semi-annual reports and Statement of Additional Information (SAI) have been changed to:

                  The Galaxy VIP Fund
                  c/o Liberty Funds Services, Inc.
                  P.O. Box 8081
                  Boston, MA 02266-8081
                  1-800-345-6611
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                               THE GALAXY VIP FUND
                                 ("GALAXY VIP")

                          GALAXY VIP MONEY MARKET FUND
                             GALAXY VIP EQUITY FUND
                        GALAXY VIP GROWTH AND INCOME FUND
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                        GALAXY VIP ASSET ALLOCATION FUND
                        GALAXY VIP HIGH QUALITY BOND FUND
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II


                         SUPPLEMENT DATED JULY 16, 2002
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       GALAXY VIP EQUITY FUND

         Effective July 31, 2002, the first sentence in the first paragraph under the heading "Investment Strategies, Policies and Risks - Equity Fund" on pages 4-5 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Equity Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, such as common stocks, preferred stocks, common stock warrants and securities convertible into common stocks. This 80% policy may be changed by Galaxy VIP's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

2.       GALAXY VIP SMALL COMPANY GROWTH FUND

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Small Company Growth Fund" on page 6 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, at least 80% of the Small Company Growth Fund's net assets (plus any borrowings for investment purposes) will be invested in the equity securities of small companies with market capitalizations of $1.5 billion or less ("small-cap securities"). This 80% policy may be changed by Galaxy VIP's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

3.       GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Columbia Real Estate Equity Fund II" on pages 6-7 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Columbia Real Estate Equity Fund II will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies principally engaged in the real estate industry. This 80% policy may be changed by Galaxy VIP's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

4.       GALAXY VIP ASSET ALLOCATION FUND

         (a) The first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 7 of the Statement of Additional Information is revised to read as follows:

         "The Asset Allocation Fund may invest up to 25% of its net assets in foreign securities."

         (b) The next to last sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Asset Allocation Fund" on page 7 of the Statement of Additional Information is revised to read as follows:

         "The Fund may also buy and sell options and futures contracts, utilize stock index future contracts, options, swap agreements, indexed securities and options on future contracts, purchase asset-backed and mortgage-backed securities and enter into foreign currency exchange contracts."

         (c) The first sentence of the section entitled "Futures and Related Options" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on page 24 of the Statement of Additional Information is revised to read as follows:

         "The Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund, High Quality Bond Fund and Columbia High Yield Fund II may invest to a limited extent in futures contracts, and the Growth and Income Fund, Small Company Growth Fund, Columbia Real Estate Equity Fund II, Asset Allocation Fund and Columbia High Yield Fund II may invest in options on futures contracts, in order to gain wider exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity."

         (d) The fifth sentence of the first paragraph of the section entitled "Futures and Related Options" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on page 24 of the Statement of Additional Information is deleted.

         (e) The caption and first sentence of the section entitled "Swap Agreements and Indexed Securities - Growth and Income Fund and Small Company Growth Fund" under the heading "Investment Strategies, Policies and Risks -Other Investment Policies and Risk Considerations - Derivative Securities" on page 25 of the Statement of Additional Information is revised to read as follows:

         "SWAP AGREEMENTS AND INDEXED SECURITIES - GROWTH AND INCOME FUND, SMALL COMPANY GROWTH FUND AND ASSET ALLOCATION FUND. The Growth and Income Fund, Small Company Growth Fund and Asset Allocation Fund may enter into interest rate swaps, currency swaps and other types of swap agreements, such as caps, collars and floors, as a way to manage their exposure to different types of investments.

         (f) The last sentence in the last paragraph of the section entitled "Swap Agreements and Indexed Securities - Growth and Income Fund and Small Company Growth Fund" under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 25-26 of the Statement of Additional Information is revised to read as follows:

         "No Fund intends to invest more than 5% of its total assets (10% of net assets with respect to the Asset Allocation Fund) in swap agreements or indexed securities."

5.       GALAXY VIP HIGH QUALITY BOND FUND

         (a) Effective July 31, 2002, the name of the Fund is changed to "Galaxy VIP Quality Plus Bond Fund."

         (b) Effective July 31, 2002, the first sentence of the third paragraph under the heading "Investment Strategies, Policies and Risks - High Quality Bond Fund" on page 8 of the Statement of Additional Information is replaced with the following:

         "The Quality Plus Bond Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations, i.e. those rated in the top four rating categories assigned by S&P ("AAA", "AA", "A" or "BBB") or Moody's ("Aaa", "Aa", "A" or "Baa") or unrated securities determined by Fleet to be of comparable quality. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. Under normal circumstances, at least 50% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in debt securities rated in one of the two highest rating categories by S&P or Moody's or unrated debt securities determined by Fleet to be of comparable quality."

6.       GALAXY VIP COLUMBIA HIGH YIELD FUND II

         The second sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Columbia High Yield Fund II" on pages 8-9 of the Statement of Additional Information is revised to read as follows:

         "Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities that are rated below investment grade, i.e. BB or lower by S&P or Ba or lower by Moody's, or unrated securities which Columbia has determined to be of comparable quality. This 80% policy may be changed by Galaxy VIP's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."

7.       CUSTODY RECEIPTS AND TRUST CERTIFICATES

         The following paragraph is added as the last paragraph under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 21-27 of the Statement of Additional Information:

         "CUSTODY RECEIPTS AND TRUST CERTIFICATES. Each of the Asset Allocation Fund and High Quality Bond Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market."

8.       CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors, Inc. ("Fleet") and Columbia Management Co. ("Columbia"), Galaxy VIP's investment advisers, serves as Galaxy VIP's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy VIP. Pursuant to its Administration Agreement with Galaxy VIP, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy VIP's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy VIP pursuant to an Agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet and Columbia, provides Galaxy VIP with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy VIP, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy VIP, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet and Columbia, will serve as Galaxy VIP's transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy VIP, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, Galaxy VIP's former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy VIP's custodian, has been changed to JPMorgan Chase Bank.

9.       HOW TO CONTACT GALAXY VIP

         Effective July 22, 2002, the address and telephone number for contacting Galaxy VIP to request copies of the Funds' prospectus and annual and semi-annual reports have been changed to:

                               The Galaxy VIP Fund
                               c/o Liberty Funds Services, Inc.
                               P.O. Box 8081
                               Boston, MA  02266-8081
                               1-800-345-6611

                               THE GALAXY VIP FUND
                                 ("GALAXY VIP")

                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                        GALAXY VIP HIGH QUALITY BOND FUND


                         SUPPLEMENT DATED JULY 16, 2002
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2002


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

1.       GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II

         Effective July 31, 2002, the first sentence of the first paragraph under the heading "Investment Strategies, Policies and Risks - Columbia Real Estate Equity Fund II" on pages 3-4 of the Statement of Additional Information is replaced with the following:

         "Under normal circumstances, the Columbia Real Estate Equity Fund II will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies principally engaged in the real estate industry. This 80% policy may be changed by Galaxy VIP's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change."


2.       GALAXY VIP HIGH QUALITY BOND FUND

         (a) Effective July 31, 2002, the name of the Fund is changed to "Galaxy VIP Quality Plus Bond Fund."

         (b) Effective July 31, 2002, the first sentence of the third paragraph under the heading "Investment Strategies, Policies and Risks - High Quality Bond Fund" on page 5 of the Statement of Additional Information is replaced with the following:

         "The Quality Plus Bond Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in investment grade debt obligations, i.e. those rated in the top four rating categories assigned by S&P ("AAA", "AA", "A" or "BBB") or Moody's ("Aaa", "Aa", "A" or "Baa") or unrated securities determined by Fleet to be of comparable quality. This 80% policy may be changed by Galaxy's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change. Under normal circumstances, at least 50% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in debt securities rated in one of the two highest rating categories by S&P or Moody's or unrated debt securities determined by Fleet to be of comparable quality."

3.       CUSTODY RECEIPTS AND TRUST CERTIFICATES

         The following paragraph is added as the last paragraph under the heading "Investment Strategies, Policies and Risks - Other Investment Policies and Risk Considerations - Derivative Securities" on pages 17-22 of the Statement of Additional Information:

         "CUSTODY RECEIPTS AND TRUST CERTIFICATES. The High Quality Bond Fund may invest in custody receipts and trust certificates that represent corporate debt securities. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market."

4.       CHANGES IN CERTAIN SERVICE PROVIDERS

         Effective July 1, 2002, Liberty Funds Distributor, Inc. ("LFDI"), an affiliate of Fleet Investment Advisors, Inc. ("Fleet") and Columbia Management Co. ("Columbia"), Galaxy VIP's investment advisers, serves as Galaxy VIP's distributor. LFDI's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 1, 2002, Fleet also serves as the administrator for Galaxy VIP. Pursuant to its Administration Agreement with Galaxy VIP, Fleet (i) is responsible for providing substantially the same types of administrative services (other than certain pricing and bookkeeping services) as those that were required to be provided by PFPC Inc. ("PFPC"), Galaxy VIP's former administrator, and (ii) is entitled to receive the same fees for providing such services as those that PFPC was entitled to receive. Effective July 1, 2002, PFPC will serve as sub-administrator to Galaxy VIP pursuant to an Agreement with Fleet.

         Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of Fleet and Columbia, provides Galaxy VIP with certain pricing and bookkeeping services. Pursuant to its Pricing and Bookkeeping Agreement with Galaxy VIP, CMA (i) is responsible for providing substantially the same types of pricing and bookkeeping services as those that were required to be provided by PFPC pursuant to its Administration Agreement with Galaxy VIP, and (ii) is entitled to receive the same fees for providing such pricing and bookkeeping services as those that PFPC was entitled to receive. PFPC has agreed to continue to provide certain of these pricing and bookkeeping services pursuant to an agreement with CMA. CMA's principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         Effective July 22, 2002, Liberty Funds Services, Inc. ("LFS"), an affiliate of Fleet and Columbia, will serve as Galaxy VIP's transfer agent and dividend disbursing agent. Pursuant to its Shareholders' Servicing and Transfer Agent Agreement with Galaxy VIP, LFS (i) is responsible for providing substantially the same types of services as those that were previously provided by PFPC, Galaxy VIP's former transfer agent and dividend disbursing agent, and (ii) is entitled to receive the same fees as those that PFPC was entitled to receive. LFS' principal offices are located at One Financial Center, Boston, Massachusetts 02111-2621.

         The name of The Chase Manhattan Bank, Galaxy VIP's custodian, has been changed to JPMorgan Chase Bank.

5.       HOW TO CONTACT GALAXY VIP

         Effective July 22, 2002, the address and telephone number for contacting Galaxy VIP to request copies of the Funds' prospectus and annual and semi-annual reports have been changed to:

                                    The Galaxy VIP Fund
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081
                                    1-800-345-6611


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